INVESTMENTS (Schedule of Short-term Investments) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Investment Holdings [Line Items]
Changes in fair value of the structured deposit	$ (174)	¥ (1,124)	¥ 1,124
Structured Deposits [Member]
Investment Holdings [Line Items]
Original costs			¥ 71,306		¥ 45,540
Gross unrealized gains
Gross unrealized losses			¥ (1,124)
Provision for decline in value
Fair value of investments	$ 7,030		¥ 70,182		¥ 45,540